Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid expenses and other current assets
Prepaid expenses and other current assets	€ 48,289	€ 1,683
Current grant receivable	8,235	0
Prepayments for future service agreements and goods	€ 40,054	1,150
Outstanding VAT refund claims		€ 533